PROVISIONS	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
PROVISIONS	PROVISIONS
27.1Accounting policies
27.1.1Provision for return of aircraft and engines
Aircraft and engines negotiated under lease without purchase options regularly provide for contractual obligations establishing conditions for the return of these assets.
In this way, the Company provides for return costs, since these are present obligations arising from past events and which will generate future disbursements, which are measured with reasonable certainty.
These expenses basically refer to aircraft reconfiguration (interior and exterior), obtaining licenses and technical certifications, verifications of returns, maintenance, painting, etc., as established in the contract. The cost of return is initially recognized at present value as part of the cost of right-of-use assets, and the provision for aircraft return costs is recorded in the “Provisions” account. After initial recognition, the liability is updated according to the capital remuneration rate estimated by the Company, with a corresponding entry recorded in the financial result. Any changes in the estimate of expenses to be incurred are recognized prospectively against the right of use asset or in the statement of operations for the year if the right-of-use balance is insufficient.
27.1.2Tax, civil and labor risks
The Company is a party to legal and administrative proceedings, mainly in Brazil. Assessments of the likelihood of loss in these cases include an analysis of the available evidence, the hierarchy of laws, the available case laws, the most recent court decisions and their significance in the legal system, as well as the assessment of lawyers.
Provisions are revised and adjusted to reflect changes in circumstances, such as the applicable statute of limitations, conclusions of tax inspections or additional exposures identified based on new matters or court decisions.
The Company’s Management believes that the provision for tax, civil and labor risks is sufficient to cover any losses on legal and administrative.
27.1.3Post-employment benefits
The Company recognizes actuarial liabilities related to health insurance benefits offered to its employees in accordance with IAS 19 – Employee Benefits. Actuarial gains and losses are recognized in other comprehensive income based on the actuarial report prepared by independent experts, while the current service cost and interest cost are recognized in statement of operations for the year.
27.2Breakdown of provisions
The movements in provisions are presented below:

Description	Return of aircraft and engines (a)	Tax, civil and other risks	Post -employment benefit	Total

At December 31, 2023	2,573,170	557,773	9,910	3,140,853

Movements	503,080	85,889	154	589,123
Write-offs	(77,086)	(346,047)	—	(423,133)
Interest incurred	151,153	(75,136)	972	76,989
Effect of plan experience	—	—	(2,811)	(2,811)
Foreign currency exchange	798,015	—	—	798,015

At December 31, 2024	3,948,332	222,479	8,225	4,179,036

Movements	(2,134,403)	594,898	153	(1,539,352)
Write-offs	(39,818)	(565,204)	(119)	(605,141)
Interest incurred	181,428	5,003	941	187,372
Effect of plan experience	—	—	1,014	1,014
Foreign currency exchange	(448,254)	—	—	(448,254)

At December 31, 2025	1,507,285	257,176	10,214	1,774,675

(a)Nominal discount rate 17.9% p.a. (10.8% p.a on December 31, 2024).
27.2.1Tax, civil and labor risks
The balances of the proceedings with estimates of probable and possible losses are shown below:

	Probable loss		Possible loss
	December 31,		December 31,
Description	2025	2024	2025	2024

Tax	91,463	78,936	333,551	89,826
Civil	109,868	76,608	331,275	126,818
Labor	55,845	66,935	257,675	194,234
	257,176	222,479	922,501	410,878
27.2.1.1Taxes
The Company has tax‑related claims, mainly arising from judicial and administrative proceedings involving federal, state, and municipal taxes.

During the third quarter of 2025, the Company became aware of proceedings with a possible loss estimate, concerning the tax bases of Corporate Income Tax (IRPJ), Social Contribution on Net Income (CSLL), and Value-Added Tax on Sales and Services (ICMS), in the amount of R$161,147.

27.2.1.2Civil
The Company has civil lawsuits, mainly related to compensation actions in general, such as flight delays and cancellations, lost and damaged luggage.
The increase in cases assessed as having a probable loss is due to the significant rise in the number of claims received.
The amounts are dispersed, and no specific case warrants individual mention.
The increase in cases assessed as having a possible loss results from the Company’s change in policy regarding the granting of settlements through compensation vouchers.
27.2.1.3Labor
The Company has labor complaints, mainly related to discussions related to overtime, hazard pay, unhealthy conditions and equal pay. The values are scattered and it is not possible to highlight any specific process.
27.2.2Post-employment benefit
Below are the assumptions used to calculate post-employment benefits:

	December 31,
Weighted average of assumptions	2025	2024

Nominal discount rate p.a.	11.5%	11.8%
Actual discount rate p.a.	7.2%	7.4%
Estimated inflation rate in the long term p.a.	4.1%	4.1%
HCCTR – Average nominal inflation rate p.a.	7.2%	7.2%
HCCTR – Actual nominal inflation rate p.a.	3.0%	3.0%
Mortality table	AT-2000 downrated by 10%	AT-2000 downrated by 10%